As filed with the Securities and Exchange Commission on May 15, 2020

Securities Act Registration No. 33-83548

Investment Company Act File No. 811-08748

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 46

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47

WANGER ADVISORS TRUST

(Registrant)

71 S. Wacker Drive, Suite 2500

Chicago, IL 60606

Telephone number: 312.634.9200

Ryan C. Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	Matthew A. Litfin Louis J. Mendes Wanger Advisors Trust 71 S. Wacker Drive Suite 2500 Chicago, IL 60606	Mary C. Moynihan Perkins Coie LLP 700 13th Street, N.W., Suite 800 Washington, D.C. 20005
(Agents for service)

It is proposed that this filing will become effective:

☒   immediately upon filing pursuant to rule 485(b)

☐   on (date) pursuant to rule 485(b)

☐   60 days after filing pursuant to rule 485(a)(1)

☐   on              pursuant to rule 485(a)(1)

☐   75 days after filing pursuant to rule 485(a)(2)

☐   on              pursuant to rule 485(a)(2)

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on May 15, 2020.

WANGER ADVISORS TRUST

By:	/s/ Matthew A. Litfin
Matthew A. Litfin, Co-President

By:	/s/ Louis J. Mendes
Louis J. Mendes, Co-President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ Laura M. Born*	Trustee and Chair	)
Laura M. Born		)
)
/s/ Maureen M. Culhane*	Trustee	)
Maureen M. Culhane		)
)
/s/ Margaret M. Eisen*	Trustee	)
Margaret M. Eisen		)
)
/s/ John C. Heaton*	Trustee	)
John C. Heaton		)
		)	May 15, 2020
/s/ Charles R. Phillips*	Trustee	)
Charles R. Phillips		)
)
/s/ David J. Rudis*	Trustee	)
David J. Rudis		)
)
/s/ Louis J. Mendes Louis J. Mendes	Co-President and Principal Executive Officer	)
)
)
/s/ John M. Kunka	Vice President and Treasurer (Principal Financial Officer))
John M. Kunka		)

*	By:	/s/ Gwendolyn A. Williamson
	Name:	Gwendolyn A. Williamson** Attorney-in-fact

**

Executed by Gwendolyn A. Williamson on behalf of each of the Trustees pursuant to a Power of Attorney incorporated by reference to the Registrant’s post effective amendment No. 45 to the Registration Statement filed with the Securities and Exchange Commission on April 29, 2020.

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase